PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Property and Equipment

Property and equipment consist of the following:

	December 31,
	2012	2013
	RMB	RMB	US$

Buildings	345,359	460,253	76,028
Machinery	21,620	26,525	4,382
Office equipment	15,388	18,556	3,065
Motor vehicles	70,656	62,049	10,250
	453,023	567,383	93,725
Less: accumulated depreciation	(115,724)	(127,156)	(21,004)

Property and equipment, net	337,299	440,227	72,721

Construction in progress	223,401	328,322	54,234

Total	560,700	768,549	126,955

Schedule of Depreciation Expenses

Depreciation expenses have been reported in the following accounts:

	Years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$

Cost of goods sold	5,669	7,750	7,353	1,215
Selling, marketing and distribution expenses	5,917	8,246	7,823	1,292
General and administrative expenses	4,974	7,332	9,528	1,574

	16,560	23,328	24,704	4,081